Derivative Financial Instruments - Summary of Net Gain and Loss on Foreign Currency Forwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs of services
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)	$ 13,461	$ 17,433	$ 14,559
Finance costs
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)	$ (19,462)	$ (28,013)	$ (18,763)